SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net loss per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allocation of net loss, common stock subject to possible redemption	$ (4,506,066)	$ (1,488,275)
Basic weighted average shares outstanding, Common stock subject to possible redemption (in shares)	12,695,279	13,001,552
Diluted weighted average shares outstanding, Common stock subject to possible redemption (in shares)	12,695,279	13,001,552
Basic net loss per share, Common stock subject to possible redemption (in usd per share)	$ (0.35)	$ (0.11)
Diluted net loss per share, Common stock subject to possible redemption (in usd per share)	$ (0.35)	$ (0.11)
Allocation of net loss, common stock	$ (1,196,286)	$ (385,805)
Basic weighted average shares outstanding, Common Stock (in shares)	3,370,388	3,370,388
Diluted weighted average shares outstanding, Common Stock (in shares)	3,370,388	3,370,388
Basic net loss per share, Common Stock (in usd per share)	$ (0.35)	$ (0.11)
Diluted net loss per share, Common Stock (in usd per share)	$ (0.35)	$ (0.11)